Goodwill And Other Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill And Other Intangible Assets [Abstract]
Goodwill And Other Intangible Assets

(7) Goodwill and other intangible assets

The changes and carrying amounts of goodwill by reporting unit were as follows (in thousands):

Goodwill	Dunkin' Donuts U.S.	Dunkin' Donuts International	Baskin- Robbins International	Total

Balances at December 26, 2009:
Goodwill	$1,148,016	10,275	24,037	1,182,328
Accumulated impairment charges	(270,441)	—	(24,037)	(294,478)

Net balance at December 26, 2009	877,575	10,275	—	887,850
Goodwill acquired	780	—	—	780
Effects of foreign currency adjustments	—	25	—	25

Balances at December 25, 2010:
Goodwill	1,148,796	10,300	24,037	1,183,133
Accumulated impairment charges	(270,441)	—	(24,037)	(294,478)

Net balance at December 25, 2010	878,355	10,300	—	888,655
Goodwill acquired	2,344	—	—	2,344
Effects of foreign currency adjustments	—	(7)	—	(7)

Balances at December 31, 2011:
Goodwill	1,151,140	10,293	24,037	1,185,470
Accumulated impairment charges	(270,441)	—	(24,037)	(294,478)

Net balance at December 31, 2011	$880,699	10,293	—	890,992

The goodwill acquired during fiscal years 2011 and 2010 is related to the acquisition of certain company-owned points of distribution.

Other intangible assets at December 31, 2011 consisted of the following (in thousands):

	Weighted average amortization period (years)	Gross carrying amount	Accumulated amortization	Net carrying amount

Definite lived intangibles:
Franchise rights	20	$383,786	(119,091)	264,695
Favorable operating leases acquired	14	83,672	(34,725)	48,947
License rights	10	6,230	(3,623)	2,607
Indefinite lived intangible:
Trade names	N/A	1,190,970	—	1,190,970

		$1,664,658	(157,439)	1,507,219

Other intangible assets at December 25, 2010 consisted of the following (in thousands):

	Weighted average amortization period (years)	Gross carrying amount	Accumulated amortization	Net carrying amount

Definite lived intangibles:
Franchise rights	20	$385,309	(100,296)	285,013
Favorable operating leases acquired	13	90,406	(33,965)	56,441
License rights	10	6,230	(2,997)	3,233
Indefinite lived intangible:
Trade names	N/A	1,190,970	—	1,190,970

		$1,672,915	(137,258)	1,535,657

The changes in the gross carrying amount of other intangible assets from December 25, 2010 to December 31, 2011 is primarily due to the impact of foreign currency fluctuations and the impairment of favorable operating leases acquired resulting from lease terminations. Impairment of favorable operating leases acquired, net of accumulated amortization, totaled $624 thousand, $2.3 million, and $1.7 million, for fiscal years 2011, 2010, and 2009, respectively, and is included in impairment charges in the consolidated statements of operations.

Total estimated amortization expense for other intangible assets for fiscal years 2012 through 2016 is as follows (in thousands):

Fiscal year:
2012	$26,760
2013	26,192
2014	25,681
2015	25,326
2016	22,378